Annual Fund Operating Expenses - DWS Science and Technology Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fee	0.46%
Distribution/service (12b-1) fees	0.22%
Other expenses	0.22%	[1]
Total annual fund operating expenses	0.90%
Class T
Operating Expenses:
Management fee	0.46%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.30%	[1]
Total annual fund operating expenses	1.01%
Class C
Operating Expenses:
Management fee	0.46%
Distribution/service (12b-1) fees	0.98%
Other expenses	0.30%	[1]
Total annual fund operating expenses	1.74%
INST Class
Operating Expenses:
Management fee	0.46%
Distribution/service (12b-1) fees	none
Other expenses	0.23%	[1]
Total annual fund operating expenses	0.69%
Class S
Operating Expenses:
Management fee	0.46%
Distribution/service (12b-1) fees	none
Other expenses	0.26%	[1]
Total annual fund operating expenses	0.72%

[1]	”Other expenses “ for Class T are based on estimated amounts for the current fiscal year.